Note 6 - Deposits (Details) - Scheduled Maturities - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Scheduled Maturities [Abstract]
2015		$ 41,354
2016		9,623
2017		5,003
2018		3,063
2019		2,603
Total	$ 58,663	$ 61,646	$ 68,989